Income Tax Expense (Recovery) - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 62,958	$ 40,556
Increases for positions related to the current year	2,947	2,106
Increase for positions taken in prior periods		4,121
Decrease for positions taken in prior periods	13,424
Decrease related to statute limitations	1,480	0
Ending balance	$ 51,001	$ 46,783